Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 SGD ($) $ / shares shares	Apr. 30, 2025 SGD ($) $ / shares shares		Apr. 30, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 103,694	$ 132,077	$ 167,707		$ 1,882,803
Cost of Goods sold (excluding depreciation shown separately below)		(90,104)	(114,767)	(130,641)		(985,099)
Employee benefits expenses		(2,150,836)	(2,739,571)	(2,462,326)		(1,851,971)
Depreciation expenses		(126,281)	(160,846)	(186,963)		(176,713)
Operating lease expense		(94,074)	(119,823)	(142,670)		(136,781)
Research and Development Expenses				(139,720)		(90,566)
Other operating expenses		(2,606,334)	(3,319,747)	(1,161,663)		(1,144,802)
Impairment of loan to third parties		83,312	106,116	(1,223,608)
Loss from operations		(4,880,623)	(6,216,561)	(5,279,884)		(2,503,129)
Non-operating income:
Other income		53,347	67,949	151,283		186,828
Interest expense		(7,198)	(9,167)	(8,463)		(43,543)
Total non-operating income, net		46,149	58,782	142,820		143,285
Loss before income taxes		(4,834,474)	(6,157,779)	(5,137,064)		(2,359,844)
Income tax expense
Net loss		$ (4,834,474)	(6,157,779)	(5,137,064)		(2,359,844)
Other comprehensive income:
Foreign currency translation adjustment, net of income tax | $			89,837	(1,143)
Total comprehensive loss | $			$ (6,067,942)	$ (5,138,207)		$ (2,359,844)
Weighted average number of outstanding ordinary shares*
Basic | shares	[1]	12,610,917	12,610,917	10,537,688		9,075,989
Diluted | shares	[1]	12,610,917	12,610,917	10,537,688		9,075,989
Net loss per share attributable to ordinary shareholders**
Basic | (per share)		$ (0.38)	$ (0.49)	$ (0.49)	[2]	$ (0.26)	[2]
Diluted | (per share)		$ (0.38)	$ (0.49)	$ (0.49)	[2]	$ (0.26)	[2]

[1]	Give retroactive effect to reflect the reorganization on November 2024. See Note 1.
[2]	Basic and diluted net loss per share has been calculated based on the weighted-average number of Class A ordinary shares outstanding during the respective reporting periods. We have evaluated its net loss per share presentation in light of its dual-class capital structure, and the accounting policy applied is described in Note 2, “Summary of Significant Accounting Policies.”